Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 03, 2014
Entity Information [Line Items]
Entity Registrant Name	SI Financial Group, Inc.
Entity Central Index Key	0001500213
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		12,801,657
Entity Public Float	$ 141,572,811